10-Q LIFE SETTLEMENT POLICIES - Fair Value (Details)	Mar. 31, 2024 USD ($) insurance_contract	Dec. 31, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Policies
0-1 | insurance_contract	2
0-1 | insurance_contract	7	2
1-2 | insurance_contract	18	6
2-3 | insurance_contract	40	13
3-4 | insurance_contract	31	41
Thereafter | insurance_contract	216
Policies | insurance_contract	314	287	35
Face Value
0-1	$ 5,283,461
0-1	11,082,062	$ 383,461
1-2	27,201,580	4,391,193
2-3	69,698,534	20,692,550
3-4	33,084,969	66,017,222
Thereafter	360,605,096
Face Value	506,955,702	520,503,710	$ 40,092,154
Fair Value
0-1	2,691,760
0-1	5,314,074	315,248
1-2	10,713,554	1,590,513
2-3	31,456,621	10,850,243
3-4	12,494,075	22,744,161
Thereafter	62,818,441
Fair Value	$ 125,488,525	$ 122,296,559	$ 13,809,352